Share-Based Payments - Share Based Options by Exercise Price (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	3,589	3,042	3,173
Weighted average exercise price (in CAD per share)	$ 58.51	$ 55.85	$ 49.65
$36.98 to $45.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	206
Weighted average remaining contractual life (years)	1 year 11 months 15 days
Weighted average exercise price (in CAD per share)	$ 39.80
$36.98 to $45.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	36.98
$36.98 to $45.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 45.00
$45.01 to $55.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	1,228
Weighted average remaining contractual life (years)	4 years 1 month 20 days
Weighted average exercise price (in CAD per share)	$ 51.21
$45.01 to $55.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	45.01
$45.01 to $55.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 55.00
$55.01 to $65.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	1,257
Weighted average remaining contractual life (years)	6 years 10 months 6 days
Weighted average exercise price (in CAD per share)	$ 62.19
$55.01 to $65.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	55.01
$55.01 to $65.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 65.00
$65.01 to $68.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	898
Weighted average remaining contractual life (years)	8 years 11 months 23 days
Weighted average exercise price (in CAD per share)	$ 67.64
$65.01 to $68.12 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	65.01
$65.01 to $68.12 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 68.12
Total stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	3,589
Weighted average remaining contractual life (years)	6 years 2 months 4 days
Weighted average exercise price (in CAD per share)	$ 58.51